ACCUMULATED OTHER COMPREHENSIVE INCOME	12 Months Ended
Dec. 31, 2018
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
ACCUMULATED OTHER COMPREHENSIVE LOSS
15.	ACCUMULATED OTHER COMPREHENSIVE INCOME

The changes in accumulated other comprehensive income (loss) by component, net of tax of nil, are as follows:

	Unrealized fair value gain (loss) on available-for- sale investments	Foreign currency translation	Total
	$	$	$

Balance as of January 1, 2016	(2,349)	8,899	6,550
Current year other comprehensive income	16,136	450	16,586
Reclassification adjustments for net gain and translation adjustments realized in net income	(13,787)	(762)	(14,549)
Balance as of December 31, 2016	–	8,587	8,587
Current year other comprehensive income	–	1,970	1,970
Reclassification adjustments for net gain and translation adjustments realized in net income	–	144	144
Balance as of December 31, 2017	–	10,701	10,701
Current year other comprehensive income (loss)	18,269	(13,771)	4,498
Balance as of December 31, 2018	18,269	(3,070)	15,199